UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  August 4, 2010
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: 1,966,474


List of Other Included Managers: None

                                                                                                Voting Authority
                                                                                                --------------------------
                                 Title                   Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   of Class    CUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

AMB Property Corp.               COM         00163T109       57850 2439922   SH         Sole              946921         1493001
Alexandria Real Estate Equitie   COM         015271109       41373  652870   SH         Sole              258461          394409
Associated Estates Realty Corp   COM         045604105       12028  928826   SH         Sole              289120          639706
AvalonBay Communities, Inc.      COM         053484101       93923 1005931   SH         Sole              395269          610662
BRE Properties, Inc.             COM         05564E106       32064  868243   SH         Sole              262358          605885
Boston Properties, Inc.          COM         101121101      114108 1599489   SH         Sole              627526          971963
Brandywine Realty Trust          COM         105368203       26563 2471003   SH         Sole              781264         1689739
Corporate Office Properties      COM         22002T108       65667 1739076   SH         Sole              681279         1057797
DiamondRock Hospitality          COM         252784301       13833 1682836   SH         Sole              571574         1111262
Digital Realty Trust             COM         253868103       43049  746349   SH         Sole              230329          516020
Douglas Emmett Inc.              COM         25960P109       21278 1496358   SH         Sole              472783         1023575
Duke Realty Corporation          COM         264411505       15500 1365600   SH         Sole              401900          963700
Eastgroup Properties             COM         277276101       23789  668611   SH         Sole              210145          458466
Equity Lifestyle Properties      COM         29472R108       46557  965308   SH         Sole              421122          544186
Equity Residential               COM         29476L107      131262 3152314   SH         Sole             1235911         1916403
Essex Property Trust, Inc.       COM         297178105       64021  656357   SH         Sole              258871          397486
Extra Space Storage, Inc         COM         30225T102       10225  735681   SH         Sole              226812          508869
Federal Realty Investment Trus   COM         313747206       63851  908659   SH         Sole              365034          543625
Glimcher Realty Trust            COM         379302102        7182 1201052   SH         Sole              357952          843100
HCP Inc.                         COM         40414L109       91033 2822758   SH         Sole             1100380         1722378
Health Care REIT Com             COM         42217K106       49017 1163744   SH         Sole              449017          714727
Hersha Hospitality Trust         COM         427825104        9147 2023736   SH         Sole              646528         1377208
Host Hotels & Resorts, Inc.      COM         44107P104       46389 3441313   SH         Sole             1054152         2387161
Kilroy Realty                    COM         49427F108       24087  810198   SH         Sole              248506          561692
Liberty Property Trust           COM         531172104       34980 1212469   SH         Sole              373067          839402
Marriott International-CL A      COM         571903202       12045  402295   SH         Sole              265795          136500
Nationwide Health Properties,    COM         638620104       76163 2129234   SH         Sole              814473         1314761
Piedmont Office Realty Trust     COM         720190206        7928  423293   SH         Sole              210285          213008
Post Properties, Inc.            COM         737464107       23050 1014065   SH         Sole              312776          701289
Public Storage                   COM         74460D109      119352 1357659   SH         Sole              524389          833270
SL Green Realty Corp.            COM         78440X101       35797  650374   SH         Sole              244140          406234
Saul Centers, Inc.               COM         804395101       27561  678339   SH         Sole              213598          464741
Simon Property Group, Inc.       COM         828806109      206168 2553163   SH         Sole              980171         1572992
Starwood Hotels & Resorts Worl   COM         85590A401       75076 1812112   SH         Sole              724458         1087654
Taubman Centers, Inc.            COM         876664103       59747 1587769   SH         Sole              653893          933876
The Macerich Company             COM         554382101       62295 1669215   SH         Sole              664735         1004480
Vornado Realty Trust             COM         929042109      122516 1679447   SH         Sole              650934         1028513
REPORT SUMMARY                             37DATA RECORDS  1966474
